Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Institutional Index Funds
Entity Central Index Key	0000862084
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007825
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Shares
Trading Symbol	VINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
AssetsNet	$ 321,075,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$321,075
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	14.0%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007826
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[2]
AssetsNet	$ 321,075,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$321,075
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	14.0%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007828
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[3]
AssetsNet	$ 30,164,000,000
Holdings Count | Holding	3,185
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$30,164
Number of Portfolio Holdings	3,185
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.7%
Health Care	9.2%
Industrials	12.8%
Other	0.0%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007829
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VITPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[4]
AssetsNet	$ 30,164,000,000
Holdings Count | Holding	3,185
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$30,164
Number of Portfolio Holdings	3,185
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.7%
Health Care	9.2%
Industrials	12.8%
Other	0.0%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000257083
Shareholder Report [Line Items]
Fund Name	0-3 Month Treasury Bill ETF
Class Name	ETF Shares
Trading Symbol	VBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 0-3 Month Treasury Bill ETF (the "Fund") for the period of February 7, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 3	[5]
Expense Ratio, Percent	0.07%	[6]
Expenses Short Period Footnote [Text Block]	Costs would be higher for a full year.
AssetsNet	$ 1,879,000,000
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,879
Number of Portfolio Holdings	28
Portfolio Turnover Rate	0%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

U.S. Government and Agency Obligations	104.9%
Other Assets and Liabilities—NetFootnote Reference	(4.9%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000257084
Shareholder Report [Line Items]
Fund Name	Ultra-Short Treasury ETF
Class Name	ETF Shares
Trading Symbol	VGUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short Treasury ETF (the "Fund") for the period of February 7, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 3	[7]
Expense Ratio, Percent	0.07%	[8]
Expenses Short Period Footnote [Text Block]	Costs would be higher for a full year.
AssetsNet	$ 255,000,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$255
Number of Portfolio Holdings	91
Portfolio Turnover Rate	0%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

U.S. Government and Agency Obligations	99.4%
Other Assets and Liabilities—NetFootnote Reference	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Costs would be higher for a full year.
[6]	Annualized.
[7]	Costs would be higher for a full year.
[8]	Annualized.